Cover	Feb. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 13, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	033-03560-D
Entity Registrant Name	CONECTISYS CORPORATION
Entity Central Index Key	0000790273
Entity Tax Identification Number	84-1017107
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	14308 S. Goss Road
Entity Address, City or Town	Cheney
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99004
City Area Code	(949)
Local Phone Number	929-5455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true